Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

22. Subsequent Events

On April 15, 2025 the Company issued an additional 15,242 common shares to a third-party consultant.

On April 15, 2025 the Company signed a subscription agreement to subscribe for an additional 250 shares in Psyence Labs Ltd for total consideration of $500,000 in cash.

On April 17, 2025 the Company granted 12,711 restricted stock units (“RSU’s”) to consultants and an employee of the Company. This was granted pursuant to an equity incentive scheme implemented by the Company to incentivise consultants and employees.

On May 5, 2025, the Company consolidated its common shares on the basis of 7.97:1.

Subsequent to year end the Company issued 130,000 shares for gross proceeds of $607,050 under the ELOC.